Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,735,702)	$ (61,753)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense		442
Allowances for credit losses	(26,235)
Amortization of operating lease right-of-use assets	11,511	7,026
Stock compensation expense	1,736,736
Non-cash other income		(6,565)
Changes in operating assets and liabilities:
Accounts receivable, net	(351,542)	1,073,828
Advance to suppliers, net	(21,000)	(255,274)
Prepaid expense and other current assets	(3,395,362)	(87,503)
Accounts payable	348,184	(667,480)
Advance from customers	118,015
Accrued liabilities and other payables	(163,103)	111,947
Taxes payable	106,228	33,659
Other payables, non-current		(20,790)
Lease liability	(13,307)	(5,129)
Net cash (used in) provided by operating activities	(6,385,577)	122,408
Loan to third party	(344,750)
Net cash used in investing activities	(344,750)
Proceeds from loans - bank		55,286
Due to related parties		1,715,817
Repayments to loans - bank	(89,827)	(489,636)
Loan to related parties	(1,910,636)
Repayment to third party loan	(34,475)
Deferred IPO costs		(40,000)
Net proceeds from issuance of common stock for IPO	7,995,267
Net cash provided by financing activities	5,960,329	1,241,467
EFFECT OF EXCHANGE RATE CHANGES ON CASH	11,406	(10,562)
NET (DECREASE) INCREASE IN CASH	(758,592)	1,353,313
CASH, BEGINNING OF PERIOD	1,668,291	31,973
CASH, END OF PERIOD	909,699	1,385,286
Supplemental disclosure information of cash flow:
Cash paid for income tax
Cash paid for interest	33,679	24,309
Supplemental non-cash information:
Right of use assets obtained in exchange for operating lease liability	$ 71,398	$ 57,642